Accounts Payable amd Accrued Liabilities	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable amd Accrued Liabilities

As of March 31, 2018 and December 31, 2017, accounts payable and accrued liabilities consisted of the following:

	March 31, 2018	December 31, 2017
Accounts payable	$253,596	$$373,882
Accrued compensation	21,000	215,026
Other accrued expenses	157,341	161,899
Total	$431,937	$750,807

As of December 31, 2017, June 30, 2017, and June 30, 2016, accounts payable and accrued liabilities consists of the following:

	December 31, 2017	June 30, 2017	June 30, 2016
Accounts payable	$373,882	$231,429	$130,368
Accrued compensation	215,026	55,416	—
Other accrued expenses	161,899	154,345	207,498
Total	$750,807	$441,190	$337,866